Leases (Tables)	6 Months Ended
Oct. 31, 2025
Leases
Schedule of non-cancellable operating lease contracts	As of October 31, 2025, the Company had the following non-cancellable operating lease contracts:
Description of lease	Lease term

Office premises	2 to 3 years

Schedule of amount recognized in the consolidated balance sheets

	As of
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Right-of-use assets	131,845	50,625	38,905
Operating lease liabilities
Current	109,142	40,368	31,022
Non-current	22,703	10,257	7,883
	131,845	50,625	38,905

Schedule of lease cost
	For Six months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Operating lease expense	70,281	82,720	63,571

Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements as of April 30, 2025 and October 31, 2025 were as follows:

	Minimum lease payment
	S$ Audited	US$ Audited
Years ending April 30,
2026	112,144	86,183
2027	23,189	17,821
Total future minimum lease payments	135,333	104,004
Less imputed interest	(3,488)	(2,681)
Present value of operating lease liabilities	131,845	101,323
Less: current portion	(109,142)	(83,876)
Long-term portion	22,703	17,447

	Minimum lease payment
	S$ Unaudited	US$ Unaudited
Twelve months ending October 31,
2026	41,444	31,850
2027	10,366	7,966
Total future minimum lease payments	51,810	39,816
Less imputed interest	(1,185)	(911)
Present value of operating lease liabilities	50,625	38,905
Less: current portion	(40,368)	(31,022)
Long-term portion	10,257	7,883

Schedule of other supplemental information about lease

The following summarizes other supplemental information about the Company’s lease as of April 30, 2025 and October 31, 2025:

As of,
	April 30, 2025	October 31, 2025
	Audited	Unaudited
Weighted average discount rate	4.75%	4.47%
Weighted average remaining lease term	13 months	12 months